REVENUE (Details - Disaggregated revenue) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 72,629	$ 81,413	$ 285,391	$ 191,807
Bitcoin ATMs [Member]
Disaggregation of Revenue [Line Items]
Revenues	69,950	79,893	279,799	176,470
Athena Plus [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,421	1,495	4,977	15,267
Athena Pay Ancillary And Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 258	$ 25	$ 615	$ 70